SHAREHOLDERS' EQUITY (Summary of Activities Relating to Company's RSUs Granted to Employees) (Details) - RSUs [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Number of RSUs
Outstanding - beginning of the year | shares	55,100
Granted | shares	3,200
Exercised | shares
Forfeited | shares	(2,800)
Outstanding - end of the year | shares	55,500
RSUs exercisable at the end of the year | shares
Vested and expected to vest | shares	55,500
Weighted average fair value
Outstanding - beginning of the year | $ / shares	$ 35.04
Granted | $ / shares	36.7
Exercised | $ / shares
Forfeited | $ / shares	34.60
Outstanding - end of the year | $ / shares	35.16
RSUs exercisable at the end of the year | $ / shares
Vested and expected to vest | $ / shares	$ 35.16
Aggregate intrinsic value
Outstanding - end of the year | $	$ 1,590
RSUs exercisable at the end of the year | $
Vested and expected to vest | $	$ 1,590